Income Taxes (Details Textuals) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes (Textuals) [Abstract]
Net increase (decrease) in total valuation allowance	¥ 346,216	¥ 282	¥ 21,197
Deferred income taxes not provided on undistributed on foreign subsidiaries and corporate joint ventures	1,056,601
Operating loss carryforwards for tax purposes	316,856	242,172
Tax loss carryforwards with no expiration period	62,720
Expiration of remaining operating loss carryforwards	Substantially all of the total operating loss carryforwards expire at various periods between the fiscal years ending March 31, 2012 and 2018, and the remaining amounts expire in periods up to 20 years depending on the jurisdiction
Tax credit carryforwards for tax purposes	74,284
Tax credit carryforwards with no expiration period	12,736
Expiration dates for remaining tax credit carryforwards	up to 10 years
Liabilities recorded for the payments of interest	14,523	10,911
Liabilities recorded for the payments of penalties	4,407	4,668
Interest expense recorded	3,612	4,707	(1,956)
Penalties recorded	(261)	1,565	(389)
Period in which amount of unrecognized tax benefits is expected to change	Next 12 months
Additional valuation allowance recorded on deferred tax assets at Sony Corporation and its national tax filing group in Japan	362,316
Sony Computer Entertainment America Inc. [Member]
Income Taxes (Textuals) [Abstract]
Number of cumulative pre-tax loss position of Sony Corporation, Sony Computer Entertainment America Inc., Sony Computer Entertainment Europe Limited and Sony Europe Ltd. each	3 years
Sony Computer Entertainment Europe Limited [Member]
Income Taxes (Textuals) [Abstract]
Number of cumulative pre-tax loss position of Sony Corporation, Sony Computer Entertainment America Inc., Sony Computer Entertainment Europe Limited and Sony Europe Ltd. each	3 years
Sony Europe Limited [Member]
Income Taxes (Textuals) [Abstract]
Number of cumulative pre-tax loss position of Sony Corporation, Sony Computer Entertainment America Inc., Sony Computer Entertainment Europe Limited and Sony Europe Ltd. each	3 years
Sony Music Entertainment (Japan) Inc. [Member]
Income Taxes (Textuals) [Abstract]
Gain on subsidiary's sale of stock	¥ 61,544
Japan [Member]
Income Taxes (Textuals) [Abstract]
Number of tax years under examinations	from 2004 through 2010
Foreign Country [Member]
Income Taxes (Textuals) [Abstract]
Number of tax years under examinations	from 1998 through 2010